Acquisitions - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2020
Additional information
Acquisition related costs			$ 40	$ 60
Synnve Knutsen
Additional information
Purchase price	$ 119,000
Outstanding indebtedness	87,700
Certain capitalized financing fees	600
Customary working capital purchase price adjustments	$ 5,900
Synnve Knutsen | Acquisitions from KNOT
Additional information
Percentage of interest acquired	100.00%	100.00%
Tove Knutsen | Acquisitions from KNOT
Additional information
Percentage of interest acquired		100.00%
Tove Knutsen | Non-Recurring
Additional information
Purchase price		$ 117,800		117,800
Outstanding indebtedness		93,100		93,100
Certain capitalized financing fees		800		$ 800
Customary working capital purchase price adjustments		$ 3,600